BIOLOGICAL ASSETS (Details Textual) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Biological Assets [Line Items]
Output of agricultural produce		20,700,000	18,700,000
Gains (losses) on change in fair value less costs to sell of biological assets for current period		$ 83,031	$ 208,562
Description of biological assets where fair value information is unreliable		The appraisal of biological assets resulted in a greater cost of the lumber sold in comparison to the real incurred cost, which is presented included in the cost of sales which as of December 31, 2017 amounted to ThU.S.$213,234 (ThU.S.$204,971 as of December 31, 2016).
Description of nature of activities of biological assets		1.7 million hectares as of December 31, 2017 out of which 1 million hectares are used for forestry planting, 431 thousand hectares are native forest, 195 thousand hectares are used for other purposes and 99 thousand hectares not yet planted.
Subsequent Event [Member]
Disclosure Of Biological Assets [Line Items]
Area of land effected by fire	72,564
Loss due to fire	$ 210
Percentage of loss in plantations	5.60%
Brazil and uruguay [Member]
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows		8.00%
Argentina [Member]
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows		12.00%
Chile [Member]
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows		7.50%	8.00%